Fair Value Measurements - Schedule of Assets, Liabilities, and Expenses Subject to Fair Value Measurements (Details) - Nonrecurring - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Equity facility derivative asset	$ 158,255	$ 16,999	$ 0
ARO liabilities	2,307,928	2,198,064	1,654,968
Embedded derivative liability	480,490	309,181	0
Equity facility derivative asset		16,999
ARO liabilities		2,198,064
Embedded derivative liability		309,181
Level 1 [Member]
FAIR VALUE MEASUREMENTS
Equity facility derivative asset
ARO liabilities
Embedded derivative liability
Level 2 [Member]
FAIR VALUE MEASUREMENTS
Equity facility derivative asset
ARO liabilities
Embedded derivative liability
Level 3 [Member]
FAIR VALUE MEASUREMENTS
Equity facility derivative asset	158,255	16,999
ARO liabilities	2,307,928	2,198,064	$ 1,654,968
Embedded derivative liability	$ 480,490	$ 309,181